Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Jun. 30, 2020	Dec. 31, 2019
Contingent credit risk
Current net exposure	SFr 3.9	SFr 3.4
Collateral posted	3.1	2.8
Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.1
Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.2
Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.9	0.9
Bilateral counterparties
Contingent credit risk
Current net exposure	3.4	3.1
Collateral posted	3.0	2.7
Bilateral counterparties | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.1
Bilateral counterparties | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.2
Bilateral counterparties | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.6	0.7
Special purpose entities
Contingent credit risk
Current net exposure	0.0	0.0
Collateral posted	0.1	0.1
Special purpose entities | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.1
Accelerated terminations
Contingent credit risk
Current net exposure	0.5	0.3
Accelerated terminations | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Accelerated terminations | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Accelerated terminations | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.2	0.1
Bank
Contingent credit risk
Current net exposure	3.9	3.4
Collateral posted	3.1	2.8
Bank | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.1
Bank | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.2
Bank | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.9	0.9
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	3.4	3.1
Collateral posted	3.0	2.7
Bank | Bilateral counterparties | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.1
Bank | Bilateral counterparties | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.2
Bank | Bilateral counterparties | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.6	0.7
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.0	0.0
Collateral posted	0.1	0.1
Bank | Special purpose entities | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.1
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	0.5	0.3
Bank | Accelerated terminations | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Accelerated terminations | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Accelerated terminations | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	SFr 0.2	SFr 0.1